Interim Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 12,698	$ 14,165
Marketable securities and short term investments	9,731	9,998
Accounts receivable:
Trade,(net of provision for doubtful accounts of $6,551 and $6,938 as of June 30, 2014 and December 31, 2013, respectively)	23,491	20,731
Other	2,954	2,163
Deferred taxes	2,200	2,095
Prepaid expenses	3,197	2,868
Total current assets	54,271	52,020
Long-term prepaid expenses	2,320	3,045
Long- term land lease prepaid expenses	7,440	7,469
Assets held for employees severance payments	2,204	2,120
Fixed assets, net	45,903	46,444
Goodwill	11,880	11,277
Intangible assets, at cost, less accumulated amortization	6,362	6,203
Total long term assets	76,109	76,558
Total assets	130,380	128,578
Accounts payable:
Trade	18,435	17,181
Other	4,970	4,815
Deferred income	5,650	6,037
Total current liabilities	29,055	28,033
Long-term liabilities
Deferred income	8,816	9,076
Liability in respect of employee severance payments and others	2,254	2,854
Contingent consideration in respect of acquisition	3,980	3,820
Deferred taxes	4,512	4,312
Total long-term liabilities	19,562	20,062
Total liabilities	48,617	48,095
Shareholders' equity
Ordinary share NIS 0.01 par value each (27,000,000 authorized as of June 30, 2014 and December 31, 2013. 17,346,561 shares issued and fully paid as of June 30, 2014, and December 31, 2013)	40	40
Additional paid in capital	54,222	53,879
Retained earnings	26,286	25,723
Accumulated other comprehensive income	1,332	841
Total shareholders' equity	81,880	80,483
Non - controlling interest	(117)
Total equity	81,763	80,483
Total liabilities and equity	$ 130,380	$ 128,578